Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income available to common shareholders	$ 52,128	$ 54,097	$ 52,962
Available-for-Sale Securities
Unrealized (loss) gain on available-for-sale securities arising during period	(1,685)	1,713	6,388
Reclassification adjustment for net gains	(3,513)	(2,130)	(1,156)
Other comprehensive (loss) income related to available-for-sale securities	(5,198)	(417)	5,232
Defined Benefit Pension Plan
Amortization of actuarial net gains	847	975	669
Recognition of unrealized losses	(690)	(40)	(4,584)
Change in underfunded pension liability	157	935	(3,915)
Other comprehensive (loss) income before income taxes	(5,041)	518	1,317
Tax effect	1,861	(191)	(486)
Other comprehensive (loss) income, net of tax	(3,180)	327	831
Comprehensive income, net of tax	$ 48,948	$ 54,424	$ 53,793